Unique Loan ID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008	QM/ATR Status
5000001	3	3	[3] Final Application Missing		2	[2] Initial TIL Missing [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Cashout Refi	Owner Occ	80	80	46.99
5000002	2	2	[2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Investment Property	80	80	33.185
5000003	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	80	100
5000004	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
										Cashout Refi	Owner Occ	92.68	92.68
5000005	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	97.97	97.97
5000006	3	3	[3] Final Application Missing [3] Mortgage Missing [3] Missing Title Evidence [3] Missing Initial Application		2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Condominium Earthquake Insurance Disclosure
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Loan Modification Disclosure
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Home Equity Loan Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
										Cashout Refi	Owner Occ	85	85
5000007	2	1			2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Statutory Authority Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	99.86	99.86	128.87
5000008	2	1			2	[2] State - Missing Escrow Account Disclosure Agreement [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	95	95	30.35
5000010	3	3	[3] Escrow Holdback [3] Missing Initial Application	HUD line 1307 reflects and Escrow Cushion in the amount of $219.91 held at closing. The Escrow Agreement is not in file.	2	[2] Initial TIL Missing [2] Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure [2] State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure				Cashout Refi	Owner Occ	79.67	79.67	43.189
5000011	3	1			3	[3] HUD1 Incomplete [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final HUD not signed by the borrower or stamped by settlement agent.			Cashout Refi	Owner Occ	60.2	60.2	42.09
5000012	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	73.87	73.87	48.64
5000013	2	1			2	[2] State - Missing Broker Compensation Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Borrower's Choice of Attorney Disclosure				Cashout Refi	Owner Occ	85	85	42.952
5000014	2	1			2
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Notice to Cosigner
										Cashout Refi	Owner Occ	77.83	77.83	44.21
5000015	2	1			2	[2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider				Rate/Term Refi	Owner Occ	80	89.78	33.59
5000016	2	1			2
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Balloon Loan Disclosure
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   State - Missing  Junior / Subordinate Lien Disclosure
										Purchase	Owner Occ	80	100	44.89
5000017	3	3	[3] Appraisal Missing [2] Only Preliminary Title in File		2
[2]   Credit Score Disclosure Not Present
[2]   Initial TIL Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Home Equity Loan Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
										Rate/Term Refi	Owner Occ	66.25	87.08	37.1
5000018	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement [2] State - Missing Appraisal Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	59.9	59.9
5000021	3	2	[2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] GFE Incomplete [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges are underdisclosed by $479.38 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the underdisclosure due to missing the TIL itemization.			Cashout Refi	Owner Occ	80	80	33.827
5000022	2	2	[2] Negam by Note Design		1					Cashout Refi	Owner Occ	61.33	61.33	45.72
5000023	3	2	[2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Missing [2] State - Missing Insurance Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure	Finance charges are underdisclosed by $672.90 which exceeds the $100 tolerance for Purchase transaction. Unable to determine the reason for the underdisclosure due to missing the TIL itemization.			Purchase	Owner Occ	90	90	24.648
5000024	3	2	[2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Notice to Purchaser-Mortgagor	Finance charges under disclosed by $9,127.91 which exceeds the $100 for purchase. Closing instructions indicate a first adjustment and lifetime cap of 0%. Note reflects a rate cap at first adjustment and a lifetime adjustment of 5.7%.			Purchase	Second Home	65	65	42.29
5000025	2	2	[2] Negam by Note Design		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Investment Property	75	75	33.91
5000026	2	2	[2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice				Rate/Term Refi	Owner Occ	90	90	33.18
5000027	1	1			1					Rate/Term Refi	Owner Occ	84.66	84.66	21.51
5000028	1	1			1					Cashout Refi	Owner Occ	76.42	76.42	23.24
5000029	3	2	[2] Negam by Note Design		3	[3] HUD1 Incomplete [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD-1 in file is missing page 2 detailing fees.			Rate/Term Refi	Owner Occ	89.82	89.82	37.69
5000030	2	2	[2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Investment Property	80	80	31.93
5000031	1	1			1					Purchase	Owner Occ	79.67	100	44.153
5000032	2	1			2	[2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	99.49	99.49	41.69
5000033	1	1			1					Purchase	Owner Occ	93.42	93.42	49.99
5000054	2	2	[2] Negam by Note Design		2	[2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Net Tangible Benefit Worksheet				Cashout Refi	Owner Occ	73.79	73.79	44.42
5000055	3	3	[3] Initial Application Incomplete	Not legible.	2	[2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	80	80	43.037
5000056	3	3	[3] Final Application Missing [2] Negam by Note Design		2	[2] Initial GFE Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner				Cashout Refi	Investment Property	70	70	8.64
5000057	1	1			1					Rate/Term Refi	Owner Occ	82.56	82.56	30
5000058	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	73.1	73.1
5000060	3	3	[3] Final Application Missing		1					Purchase	Owner Occ	80	100	41.2
5000061	3	3	[3] Final Application Missing		2
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
										Purchase	Owner Occ	95	95
5000062	3	3	[3] Appraisal Missing		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing	APR is under disclosed by .1504 which exceeds the .125 tolerance. Finance charges under disclosed by $11,787.58 which exceeds the $35 tolerance for refinance transactions. Closing Instructions provided indicate an index of 4.93% was used at origination; however, the lowest index available within our look back period is 5.22%.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	100	47.14
5000063	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing Right to Select Attorney Disclosure	Finance charges under disclosed by $446.39 which exceeds the $35 tolerance for refinance transactions.Unable to determine under disclosure do to missing the TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	82.41	82.41	39.73
5000064	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	79.71	79.71	23.57
5000065	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	85	85	43.39
5000066	3	3	[3] Missing Title Evidence [3] Missing Initial Application		2	[2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	95	95	27.986
5000067	3	3	[3] Missing Initial Application		2	[2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	90.23	90.23	36.834
5000068	3	3	[3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present				Cashout Refi	Owner Occ	79.49	79.49	36.57
5000069	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing	Finance charges under disclosed by $5,028.29 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose the $5,322.08 discount fee as a prepaid finance charge; however, over disclosed the closing fee by $50. Additionally, the itemization disclosed a courier fee of $25, notary fees of $175 and a wire fee of $25 as prepaid finance charges; however, the fees are not reflecting on the final HUD-1. There is a broker credit on line 813 for $8,380.08 that was not itemized; therefore, excluded.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	69.77	69.77	44.112
5000070	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	100	100	33.48
5000071	2	1			2
[2]   Initial TIL Missing
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD No Escrow Account Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
										Cashout Refi	Owner Occ	57.19	57.19
5000072	3	3	[3] Credit Report Missing		2	[2] Initial GFE Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement [2] State - Missing Appraisal Notice				Purchase	Second Home	79.76	90
5000073	3	3	[3] MI Missing		2	[2] State - Missing Dower / Homestead Waiver Rider to Mortgage				Purchase	Owner Occ	95	95	42.94
5000074	2	2	[2] Subject is Unique Property		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Investment Property	76.92	76.92	54.39
5000075	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $338.90 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	76.67	76.67	33.63
5000076	3	3	[3] MI Missing		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage				Purchase	Owner Occ	95	95	39.99
5000077	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to Improvements section of the 1004 indicating PUD attached while pictures clearly indicate PUD detached.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing MD Finance Agreement [2] State - Missing MD No Escrow Account Disclosure [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Disclosure of Seller-Paid Fees [2] State - Missing MD Notice of Housing Counseling and Services disclosure				Purchase	Owner Occ	86.67	86.67	40.07
5000078	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Rate Lock [2] State - Missing Application Disclosure				Cashout Refi	Owner Occ	80	80	45.41
5000079	2	1			2	[2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	100	100	34.34
5000080	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	65	80	43.53
5000081	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application				Cashout Refi	Owner Occ	90	90	51.91
5000082	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Licensed Lenders Regulations Itemized Schedule of Charges [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	37.97
5000083	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Notice of Choice of Insurance Agent Disclosure [2] State - Missing Notice Regarding Nonrefundability of Loan Fees [2] State - Missing Application Disclosure [2] State - Missing Appraisal Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	62.35	62.35	36.61
5000084	3	1			3	[3] HUD-1 Estimated [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment	HUD in file is a signed estimated copy.	NO		Cashout Refi	Investment Property	80	80	18.408
5000085	2	1			2	[2] State - Missing MD Mandatory Arbitration Disclosure				Cashout Refi	Owner Occ	89.6	89.6	40.71
5000086	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Interest rate Lock/Float Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note [2] State - Missing Escrow Agent Notice				Purchase	Owner Occ	100	100	46.167
5000087	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Interim Interest Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	65.93	65.93
5000088	3	3	[3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	70	70	49.06
5000089	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure				Construction To Perm	Owner Occ	95	95	47.48
5000090	3	3	[3] Credit Report Missing		2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing				Purchase	Owner Occ	97.67	97.67	25.527
5000091	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Disclosure [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application	Finance charges under disclosed by $584.53 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose a Closing Fee fee of $175 and a Closing Attorney fee of $175 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	98.75	98.75	35.45
5000092	3	1			3	[3] TIL Incomplete [2] State - Missing Application Disclosure [2] State - Missing or Incomplete Variable Rate Disclosure	Final TIL incomplete due to typographical errors on the payment stream. The payment years are indicated as running from 2003 until 2033. The correct stream should actually run from 2005 until 2035.	NO		Purchase	Owner Occ	97.73	97.73	51.43
5000093	2	2	[2] Only Preliminary Title in File		2	[2] Credit Score Disclosure Not Present [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure				Construction To Perm	Owner Occ	54.55	54.55	40.32
5000094	3	3	[3] Final Application Missing [3] Initial Application Unsigned		2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing Broker Agreement / Mortgage Loan Origination Agreement [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Cashout Refi	Owner Occ	70.06	70.06	35.59
5000095	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE [2] Initial GFE Missing [2] Initial TIL Missing				Construction To Perm	Owner Occ	94.38	94.38	57
5000096	3	3	[3] Credit Report Missing		1					Purchase	Investment Property	90	90	50.45
5000097	3	3	[3] Credit Report Missing [3] MI Missing [3] Missing Initial Application	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Notice Regarding Nonrefundability of Loan Fees [2] State - Missing Application Disclosure	Finance charges under disclosed by $561.25 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	97	97	36.42
5000098	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $5625.57 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing amortization schedule.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	39.72
5000099	3	3	[3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Hazard Insurance Disclosure	Finance charges under disclosed by $98.89 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	69.09	69.09	35.22
5000100	3	3	[3] Credit Report Missing [2] Manufactured (Double-Wide)		2	[2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] State - Missing Broker Agreement [2] State - Missing Lock-In Agreement [2] State - Missing Collateral Protection Act Disclosure [2] Initial TIL Missing				Purchase	Owner Occ	97	97
5000101	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure [2] State - Missing Oral Agreement Notice	Finance charges under disclosed by $1029.34 which exceeds the $100 tolerance for purchase transactions. There is a Seller credit on page one of HUD for $9327.49 which is not itemized therefore excluded.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	47.89
5000102	2	1			2	[2] State - Missing Application Disclosure / Advance Fee Agreement [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	100	100	60.52
5000103	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Application Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Notice to Consumer / UCCC Addendum				Purchase	Owner Occ	100	100	35.84
5000104	3	1			3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] Initial GFE Missing [2] Initial TIL Missing	APR under disclosed by .1622 which exceeds the .125 tolerance. Finance charges under disclosed by $18290.49 which exceeds the $35 tolerance for refinance transactions. Closing instructions do not indicate the Index used. The lowest Index available in our look-back period is 1.98%.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.43	79.43	42.255
5000105	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Owner Occ	90	90
5000106	3	3	[3] Final Application Missing [3] Mortgage/DOT Incomplete	Mortgage incomplete due to notary date reflecting year of 2012, transaction from 2007.	3	[3] MN Subprime loan [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing	MN Subprime Loan. Stated APR (10.1470%) and Audited APR (10.0575%) exceeds MN Subprime APR threshold for fixed rate loans of 7.54% (3% over applicable t-bill, 4.54%). Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07. Loan appears to be a compliant MN subprime loan.		No explicit assignee liability but because of the penalties, assignees could be impacted. Private right of action is available for borrowers that are injured (that term is not defined). Courts award the following: Civil penalties not to exceed $10,000 per violation ;Actual, incidental, and consequential damages ;Statutory damages equal to the amount of lender fees included in the loan ;Punitive damages if appropriate ;Court costs and reasonable attorneys fees.	Purchase	Owner Occ	97	97	45.82
5000107	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing MD Notice of Housing Counseling and Services disclosure				Purchase	Owner Occ	80	100	49.6
5000108	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $1,179.63 which exceeds the $100 tolerance for purchase transactions. Lender's TIL payment steam is under stated due the cancellation of MI at an LTV of 81.53% per the audited terms of the loan.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	99.29	99.29	43.45
5000109	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] Initial GFE Missing [2] Initial TIL Missing		NO		Construction To Perm	Second Home	88.83	88.83	44.99
5000110	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
[2]   Initial TIL Missing
								NO		Purchase	Owner Occ	95	95
5000111	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $1,120.75 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing amortization schedule.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	47.74
5000112	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	95	95	51.28
5000113	3	3	[3] Appraisal Incomplete	Appraisal page 1 of data is obscured with appraisal feed back report and is not legible .	1					Cashout Refi	Owner Occ	75	75	21.19
5000114	2	1			2	[2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter				Rate/Term Refi	Owner Occ	67.62	84.52	54.368
5000115	3	3	[3] Missing Title Evidence		3	[3] HUD-1 Missing [3] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements. [2] Affiliated Business Doc Missing [2] Initial GFE Missing		NO	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	HELOC	Owner Occ	85	85	49
5000116	2	1			2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	89	89	74
5000117	3	3	[3] Appraisal Missing [3] Missing Title Evidence		2	[2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	89	89	46
5000118	2	2	[2] Combined Orig LTV >100%		2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	105.3	105.3	63
5000119	3	3	[3] Appraisal Missing		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				HELOC	Owner Occ	81.43	81.43	41
5000120	2	1			2	[2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	72.57	72.57	48
5000121	3	3	[3] Initial Application Incomplete [3] Credit Report Incomplete [2] Combined Orig LTV >100%	Credit report incomplete due to missing origination entity information. Initial application incomplete due to only page 1 was provided for review.	3	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [3] Increase in 10% tolerance fees exceeds 10% [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from binding GFE dated 2/3/2011 in the amount of $145.09 and the total collected was $206.18, resulting in an increase of $61.09 or 42.12%. This is due to the fact that GFE3 dated 2/8/2011 reflects an undocumented increase in required services that we select from $87.09 to $88.18 and an undocumented increase in Title services from $85 to $95.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 2/3/2011; Adjusted Origination disclosed as $885 increased at closing to $900. This is due to the fact that GFE3 dated 2/8/2011 reflects an undocumented increase in Adjusted Origination charges from $885 to $900.
No tolerance fees increased at closing: Charge for Interest Rate disclosed on the most recent binding GFE dated 2/3/2011 of $885, but final HUD discloses a credit of $900. This is due to the fact that GFE3 dated 2/8/2011 reflects an undocumented increase in charge for interest rate from $885 to $900.
										Rate/Term Refi	Owner Occ	101.11	101.11	36.12
5000122	3	1			3	[3] ROR Missing [2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Refinance Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	89.83	89.83	22
5000123	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	85.19	85.19
5000124	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Title Evidence [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Tax Escrow Notice / Election of Property Tax Payment Method [2] Initial GFE Missing				Cashout Refi	Owner Occ	85	85	39
5000125	3	3	[3] Appraisal Missing [3] Missing Initial Application		2	[2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	68.25	68.25	42
5000126	3	3	[3] Appraisal Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [3] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements. [2] Evidence of Single Premium Credit Insurance With Disclosure [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial GFE Missing	Additional Terms section of the Command Credit Plus Home Equity Line of Credit in file includes language indicating that borrower promises to “pay the following closing costs on the date of the agreement”, however, closing costs were not listed on the agreement.	YES	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	HELOC	Owner Occ	51.55	51.55	45
5000127	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	78.18	78.18	37
5000128	3	3	[3] Final Application Missing		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by .1465 which exceeds the .125 tolerance. Finance charges under disclosed by $816 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	39
5000129	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Initial Application Incomplete	Appraisal is incomplete due to bottom of all pages are cut off. Incomplete initial application due to bottom of pages are cut off.	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	81.7	81.7
5000130	3	3	[3] Missing Initial Application [3] Credit Report Incomplete [2] Combined Orig LTV >100% [2] Original LTV > 125%	Credit report incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [3] Federal Higher-Priced Mortgage Loan [2] HMDA-reportable rate spread (10/1/09 and later) [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Commitment Letter
Federal Higher-Priced Mortgage Loan - stated APR of 7.256% and audited APR of 7.287% exceed the HPML threshold of 5.55% (1.5% over applicable APOR, 4.05%). Loan is a federal higher-priced mortgage loan and as such, must comply with applicable repayment ability, prepayment penalty, and escrow restrictions and requirements. Unable to verify creditor's repayment ability analysis.   Non-compliant Federal HPML
Final HUD incomplete due to not being signed by the borrower.
Finance charges under disclosed by $175 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing complete itemization of line 1101.
								YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Rate/Term Refi	Owner Occ	126.18	126.18	65
5000131	3	3	[3] Final Application Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Incomplete	GFE incomplete due to missing date.			Purchase	Owner Occ	95	95	29
5000132	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application	Incomplete final application due to missing borrower's signature due to missing bottom portion of document.	2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Incomplete [2] Initial TIL Missing	Initial GFE incomplete due to not being dated, as well as image cut of at the bottom.			Cashout Refi	Owner Occ	89	93.69	37
5000133	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	85.01	85.01	99
5000134	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Commitment Letter [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	66.39	66.39	47.06
5000135	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	79.76	79.76	38.64
5000136	3	3	[3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	76.19	76.19	45
5000137	3	3	[3] Credit Report Incomplete	Credit Report incomplete due to missing pages.	3
[3]   TIL Incomplete
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   Initial GFE Missing
							Final TIL is executed by borrower at closing; however borrower's signature is not dated. Finance charges under disclosed by $437.00 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	TESTED	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89	89	48
5000138	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Initial GFE Incomplete [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $560 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose a flood fee of $7, a courier fee of $50, a closing settlement fee of $510, a recording service fee of $81 and a closing attorney fee of $425 as prepaid finance charges. Initial GFE incomplete due to not being dated, as well as image is cut off on the bottom.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	42
5000139	3	3	[3] Final Application Missing		1					Purchase	Owner Occ	89	89	46
5000140	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	89.9	89.9	44
5000141	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Collateral Protection Act Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $428 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89.9	89.9	32
5000142	3	3	[3] Final Application Missing [3] Appraisal Incomplete	Appraisal incomplete due to improper imaging resulting in truncated document.	3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Incomplete [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing [2] Credit Score Disclosure Not Present [2] Initial GFE Date not within 3 days of Initial Application Date	APR under disclosed by .1872 which exceeds the .125 tolerance. Final HUD incomplete due to missing additional distribution exhibit. Finance charges under disclosed by $1036 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose a flood fee of $6, a courier fee of $50, a tax service fee of $60, a closing settlement fee of $550, a courier fee of $30 and a closing attorney fee of $450 as prepaid finance charges. HUD line 208 reflects a seller credit of $760 and line 209 reflects a seller credit of $4560 which are not itemized therefore excluded.	NO	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89.99	89.99	30
5000143	3	3	[3] Missing Initial Application		2	[2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] Loan is subject to IL Predatory Lending Database Program [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.			Rate/Term Refi	Owner Occ	69.72	69.72	34
5000144	3	3	[3] Credit Report Incomplete	Credit report incomplete, only contains the first page showing only one credit score.	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Purchase	Owner Occ	100	100
5000145	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Credit Report Incomplete	Appraisal incomplete due to all pages being cut off during imaging process. Credit Report incomplete becasue it does not reflect all 3 credit scores for the borrower.	3	[3] HUD-1 Incomplete [3] Initial TIL Missing [2] Loan is subject to IL Predatory Lending Database Program [2] Initial GFE Missing	Final HUD incomplete due to not being signed by the borrower. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.	YES	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89.57	89.57	37.56
5000146	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application [3] Credit Report Incomplete	Credit report incomplete due to improper imaging resulting in the right side of the document to be illegible.	3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] Initial GFE Incomplete [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Commitment Letter [2] Loan is subject to IL Predatory Lending Database Program
APR under disclosed by .1368 which exceeds the .125 tolerance.
Finance charges under disclosed by $3681.19 which exceeds the $35 tolerance for refinance transactions.  Unable to apply the $3773.93 lender credit on line 208 of the HUD due to missing the credit itemization. Also, unable to determine under disclosure due to missing TIL itemization of amount financed.
HUD incomplete due to image missing bottom portion of document.
Initial GFE incomplete due to image missing bottom portion of document.
Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.
								YES	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	89.57	89.57	51
5000147	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Collateral Protection Act Disclosure [2] State - Missing Commitment Letter [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing	Finance charges under disclosed by $511.81 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	86.97	86.97	41
5000148	3	3	[3] Final Application Missing		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	81.08	81.08	28
5000149	3	3	[3] Final Application Missing [3] Initial Application Incomplete	Incomplete initial application due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Collateral Protection Act Disclosure [2] Initial TIL Missing	Finance charges under disclosed by $75 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an tax service fee of $60 and a courier fee of $75 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	88.87	88.87	60.42
5000150	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	89	95	37
5000151	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Credit Report Incomplete	Appraisal incomplete, due to the pages being cut off unable to determine the form of the appraisal. Credit report incomplete, as the first page is only available.	2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Choice of Agent or Insurer				Purchase	Owner Occ	100	100
5000152	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Missing [3] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements. [2] Credit Score Disclosure Not Present [2] Evidence of Single Premium Credit Insurance With Disclosure [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Loan is subject to IL Predatory Lending Database Program [2] Initial GFE Missing	Additional Terms section of the Command Credit Plus Home Equity Line of Credit in file includes language indicating that borrower promises to “pay the following closing costs on the date of the agreement”, however, closing costs were not listed on the agreement. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	HELOC	Owner Occ	73.53	73.53	33
5000153	3	3	[3] Appraisal Incomplete [3] Missing Title Evidence	The appraisal is incomplete due to the bottom of each page is cut off.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Initial TIL Missing	Finance charges under disclosed by $36 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	85	85	41
5000154	3	3	[3] Missing Initial Application [3] Balloon Under 7 Years	Per note balloon term is 36 months.	2	[2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	89.99	89.99	44
5000155	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [3] Balloon Under 7 Years [2] Combined Orig LTV >100%	Note reflects a balloon term of 12 months.	3	[3] Initial TIL Missing [3] Missing Certificate of Compliance/Exemption from IL Predatory Lending Database Program [2] State - Missing Notice of Choice of Agent or Insurer [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Broker Agreement [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Collateral Protection Act Disclosure [2] State - Missing Commitment Letter [2] Loan is subject to IL Predatory Lending Database Program	Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program is not in file. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program is not in file.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	106.11	106.11	89
5000156	3	3	[3] Appraisal Missing [3] Missing Initial Application [2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [3] Final TIL Date < 6 Days Prior To Origination Date (Regular ARM) [3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [2] GFE2 Written list of service providers not given to borrower [2] Loan is subject to IL Predatory Lending Database Program [2] State - Missing Rate and Points Lock/Float Agreement [2] Credit Score Disclosure Not Present
APR under disclosed by .1323 which exceeds the .125 tolerance.
Final HUD not signed by the borrower or stamped by settlement agent.
Finance charges under disclosed by $3508.33 which exceeds the $35.00 tolerance for Refinance transactions. Unable to apply the $3,666.77 lender credit on line 208 of the HUD due to missing the credit itemization.
Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 12/20/2010; Adjusted Origination disclosed as $3525.34 increased at closing to $3,563.59. This is due to the fact that GFE4 dated 11/21/2012 reflects an undocumented increase in Adjusted Origination charges from $3525.34 to $3560.62.
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 12/20/2010 of $3525.34 but final HUD discloses a charge of $3563.59. This is due to the fact that GFE2 dated 12/31/2010 reflects an undocumented increase in charge for interest rate from $3525.34 to a charge of $3560.62.
The APR on the Initial TIL (3.49) is greater than .125 less than the audited APR (3.6223) which is based on the under-disclosure. The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APRs.
								YES	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	140.85	140.85	44
5000157	3	3	[3] Application Incomplete [3] Initial Application Incomplete [3] Credit Report Incomplete	Credit Report incomplete due to missing origination entity information. Final application incomplete: Only pages 1-2 of 4 were provided. Initial application incomplete: only pages 1-2 of 4 were provided.	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] Federal Higher-Priced Mortgage Loan [3] MN Subprime loan [2] HMDA-reportable rate spread (10/1/09 and later) [2] State - Missing Right to Choose Insurance Provider [2] Affiliated Business Doc Missing [2] State - Missing Prepayment Penalty Disclosure [2] State - Missing Non Agency Disclosure
Federal Higher-Priced Mortgage Loan - Stated APR (5.987%) and Audited APR (6.0241%)  exceed the HPML threshold of 5.45% (1.5% over applicable APOR, 3.95%). Loan is a federal higher-priced mortgage loan and as such, must comply with applicable repayment ability, prepayment penalty, and escrow restrictions and requirements. Unable to verify creditor's repayment ability analysis.   Non-compliant Federal HPML
Finance charges under disclosed by $193.93 which exceeds the $100 tolerance for purchase transactions. There is a Lender credit on line 204 for $2002.01 which is un-itemized, therefore excluded.
MN Subprime Loan.  Stated APR (5.987%) and Audited APR (6.0241%) exceeds MN Subprime APR threshold for fixed rate loans of 5.91% (3% over applicable t-bill, 2.91%). Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07.  Non- compliant MN subprime loan.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

No explicit assignee liability but because of the penalties, assignees could be impacted. Private right of action is available for borrowers that are injured (that term is not defined). Courts award the following: Civil penalties not to exceed $10,000 per violation ;Actual, incidental, and consequential damages ;Statutory damages equal to the amount of lender fees included in the loan ;Punitive damages if appropriate ;Court costs and reasonable attorneys fees.
										Purchase	Owner Occ	96.5	96.5	22.93
5000158	3	3	[3] Credit Report Missing [2] Combined Orig LTV >100%		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Interest Rate Disclosre [2] State - Missing Mortgage Originator Disclosure [2] State - Missing Non Agency Disclosure [2] State - Missing Notice of Right to Discontinue Escrow [2] State - Missing Right to Choose Insurance Provider [2] Initial GFE Incomplete [2] Initial TIL Missing	APR under disclosed by .2296 which exceeds the .125 tolerance. Finance charges under disclosed by $1744.11 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. GFE incomplete due to missing the document date and is not dated by the borrower.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	105.11	105.11	29
5000159	3	3	[3] No Net Tangible Benefit To Borrower [3] Missing Initial Application [3] Credit Report Incomplete [2] Combined Orig LTV >100% [2] Original LTV > 125%	Credit Report incomplete due to missing origination entity information. Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Prepayment Penalty Disclosure [2] State - Missing Non Agency Disclosure [2] State - Missing Right to Choose Insurance Provider	Initial GFE dated 7/13/2011 is not within 3 days of application 5/XX/2011. Initial TIL dated 7/13/2011 is not within 3 days of application 5/XX/2011. Loan is originated and closed by XXX			Rate/Term Refi	Owner Occ	144.24	144.24	50
5000160	3	3	[3] Missing Initial Application [2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] No tolerance fees increased at closing (Transfer Taxes) [2] State - Missing Prepayment Penalty Disclosure	Finance charges under disclosed by $111.89 which exceeds the $35.00 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. There is a Lender credit on line 204 for $2570.37 which is un-itemized therefore excluded. No tolerance fees increase: Transfer Taxes increased; most recent binding GFE dated 02/10/2012 disclosed Transfer taxes as $1291.79 increased at closing to $1319.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Owner Occ	150.65	150.65	33
5000161	3	3	[3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] Initial GFE Incomplete [2] Initial TIL Missing	Initial GFE is incomplete due to missing date.			Rate/Term Refi	Owner Occ	80	80	43
5000162	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	100	48.34
5000163	3	1			3	[3] TIL Incomplete	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	TESTED		Cashout Refi	Owner Occ	75	75	50.484
5000164	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Cover Page / Social Security Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	66.21	66.21
5000165	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	95	95	30.022
5000166	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [2] Initial GFE Missing [2] Initial TIL Missing		YES		Rate/Term Refi	Owner Occ	85	85
5000167	3	3	[3] Missing Initial Application [2] Manufactured House		2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	95	31
5000168	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	37.69
5000169	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Pre-Application Disclosure Statement [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	16.08
5000170	3	3	[3] Credit Report Missing [2] Only Preliminary Title in File		3	[3] HUD-1 Estimated [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Waiver of Title Insurance Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	HUD in file is a signed estimated copy.	YES		Cashout Refi	Owner Occ	80	80	35.48
5000171	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing		YES		Cashout Refi	Owner Occ	79.37	79.37
5000172	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $202.25 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	37.02
5000173	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	85	85
5000174	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	73.6	73.6
5000175	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] State - Missing Advance Fee disclosure [2] State - Agency Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Commitment Letter	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	92.66	92.66
5000176	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Mortgage Missing [3] Application Incomplete [3] Missing Title Evidence	Final application incomplete due to missing origination entity information.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
5000177	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	94	94
5000178	3	3	[3] Credit Report Missing [3] Application Incomplete	Incomplete final application due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	94.33	94.33	64.65
5000179	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Condominium Earthquake Insurance Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Notice to Cosigner
[2]   Initial TIL Missing
										Cashout Refi	Owner Occ	71.3	71.3
5000180	3	3	[3] Credit Report Missing		3	[3] State Late Charge Not Standard [3] TIL Incomplete [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Commitment [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Lock-In Agreement [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges and total payment figures. TIL is also missing page 2 and borrower signature. Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.	TESTED		Cashout Refi	Owner Occ	85	85	37.83
5000181	3	3	[3] Final Application Missing [3] MI Missing [3] Note Incomplete [3] Missing Initial Application	Note in file is incomplete due to interest rate and monthly payment being TBD.	3	[3] Note P&I Does Not Equal Final TIL P&I [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] State - Missing or Incomplete Variable Rate Disclosure [2] Initial GFE Missing [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Consumer Disclosure	Note does not disclose a monthly payment at time of loan comsumation. TIL reflects monthly payment from start of construction period.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Construction To Perm	Owner Occ	90	90	39.84
5000182	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	95	95	43.575
5000183	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Escrow Holdback [2] Manufactured (Double-Wide)	HUD line 1305 reflects $1164.40 escrow hold back for a contingency reserve for repairs. Escrow agreement is not in file.	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure				Purchase	Owner Occ	97.75	97.75	17.64
5000184	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	80
5000185	3	3	[3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] State - Missing Separate and distinct Prepayment Penalty Disclosure on the Note [2] State - Missing Documentation of Fees paid to Third Parties [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	42.4
5000186	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	75	75	48.42
5000198	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Escrow Holdback [3] Missing Initial Application	HUD line 1308 reflects a refundable pad for $350.	3	[3] HUD-1 Estimated [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD in file is an unsigned estimated copy.	YES		Rate/Term Refi	Owner Occ	79.23	79.23	35.941
5000199	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice				Cashout Refi	Owner Occ	80	80	49.91
5000200	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	94.43	94.43
5000201	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] State Late Charge Not Standard [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $120.85 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an application fee of $386 and a wire fee of $35 while over disclosing a closing fee by $300 as prepaid finance charges. Late charge fee of 6% exceeds the max allowed of 4% for the state of North Carolina.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80
5000202	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Title Evidence [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	100	100	38.24
5000203	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Manufactured (Double-Wide)		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES		Purchase	Owner Occ	80	100
5000204	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement				Purchase	Owner Occ	80	80	39.57
5000205	2	1			2	[2] State - Missing Right to Choose Insurance Provider				Rate/Term Refi	Owner Occ	90	90	42.43
5000206	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	82.76	82.76	54.55
5000207	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider				Purchase	Owner Occ	80	80	35.93
5000208	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Final HUD not executed by the borrower or certified by the settlement agent.	NO		Purchase	Owner Occ	80	80	23.256
5000209	3	1			3	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.41	79.41	55.24
5000210	2	1			2	[2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement [2] State - Missing Appraisal Notice				Cashout Refi	Owner Occ	80	80
5000211	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	ROR executed by borrowers 07/XX/2006 with expiration of rescission period noted as 07/XX/2006. HUD reflects a funding date of 07/XX/2006, equal to the rescission period expiration date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	74.57	74.57	42
5000212	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application [2] Negam by Note Design		3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
								YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	90
5000213	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	81.67	81.67	32.4
5000214	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Disclosure of Facts Material to the Borrower’s Decision, Rights or Interests [2] State - Missing Disclosure of Mortgage Loan Compensation [2] State - Missing Freedom of Choice Insurance Disclosure [2] State - Missing Disclosure of Loans that Borrower Qualifies For [2] State - Missing Mortgage Loan Summary [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Second Home	94.11	94.11
5000218	2	2	[2] Negam by Note Design		1					Cashout Refi	Owner Occ	67.33	67.33	36.23
5000220	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] TIL Missing [3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Loan Commitiment [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
5000222	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3
[3]   TIL Missing
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
								YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80
5000223	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100% [2] Negam by Note Design		3	[3] TIL Missing [3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	111.49
5000226	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES		Cashout Refi	Owner Occ	78.68	78.68	42.3
5000237	3	3	[3] Final Application Missing [3] Missing Title Evidence		3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure		YES		Cashout Refi	Owner Occ	70.79	90.73
5000239	3	3	[3] Mortgage/DOT Incomplete [2] Combined Orig LTV >100%	Mortgage is incomplete due to not being executed or notarized.	3	[3] TIL Incomplete [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Credit Score Disclosure Not Present	Final TIL incomplete due to missing execution date.	TESTED		Purchase	Owner Occ	100	103	39
5000248	3	1			3	[3] TIL Incomplete	Final TIL incomplete due to missing page 2 of 2.	TESTED		Purchase	Owner Occ	100	100	41.9
5000251	3	3	[3] Missing Initial Application		2	[2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	79.26	79.26	30.44
5000257	3	3	[3] Final Application Missing [2] Negam by Note Design		1					Rate/Term Refi	Owner Occ	80	80	36.179
5000261	3	1			3	[3] HUD1 Incomplete [3] TIL Incomplete	Final HUD not signed by the borrower or stamped by settlement agent. Final TIL is not signed or dated by the borrower.	YES		Purchase	Owner Occ	97	100	45.22
5000262	3	3	[3] Final Application Missing [3] Mortgage/DOT Incomplete	Mortgage incomplete due to missing notary date.	3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)		NO		Construction To Perm	Owner Occ	90	90	31.4
5000271	3	3	[3] Initial Application Incomplete	Initial application incomplete face to face interview not signed by borrower.	3	[3] TIL Incomplete	Final TIL incomplete missing borrower signature and page 2 of 2.	NO		Purchase	Owner Occ	100	100	29.33
5000278	3	1			3	[3] TIL Incomplete	Final TIL was not signed or dated by the borrower.	NO		Purchase	Owner Occ	100	100
5000293	3	1			3	[3] TIL Missing [3] ROR Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclosre [2] State - Missing Mortgage Originator Disclosure [2] State - Missing Non Agency Disclosure [2] State - Missing Notice of Right to Discontinue Escrow [2] State - Missing Additional Open-End Credit Account Disclosures [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Conventional Loan Disclosures		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	75.56	86.07	34.85
5000299	3	3	[3] Appraisal Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Credit Score Disclosure Not Present	Final TIL incomplete due not being signed or dated by the borrower.	TESTED		Purchase	Owner Occ	100	100
5000302	3	1			3	[3] TIL Incomplete [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Childhood Lead Poisoning Prevention [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement [2] State - Missing Fire Prevention / Smoke Detector Certification and Indemnification Agreement	Final TIL is not signed or dated by the borrower.	TESTED		Purchase	Owner Occ	100	100	41.23
5000309	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				Purchase	Owner Occ	80	100	40.16
5000310	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	90	90	45.85
5000311	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	94.01	94.01
5000312	3	3	[3] Missing Initial Application		3	[3] State Late Charge Not Standard [2] Initial TIL Missing	Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachusetts.			Cashout Refi	Owner Occ	88.7	88.7	41
5000313	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	100	100	54.57
5000314	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	74.07	74.07	36.46
5000315	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Initial TIL Missing				Cashout Refi	Owner Occ	84.06	84.06
5000316	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	87.24	93.42	54.87
5000317	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	100	26.354
5000318	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	48.22
5000319	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	94.74	94.74	44.39
5000320	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90
5000321	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	95.68	95.68
5000322	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Tangible Net Benefit Disclosure [2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	35.98
5000323	3	3	[3] P&I stated and calculated exceeds tolerance 0.05	Note P&I of $369.58 exceeds the standard variance of $0.05 with a calculated P&I of $369.88; current variance of $.30.	3	[3] TIL Incomplete [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure	TIL incomplete due to showing 360 month term, while the Note reflects a 359 month term.	TESTED		Cashout Refi	Owner Occ	90	90	29.47
5000324	3	3	[3] Missing Title Evidence		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Material Change of Mortgage Loan Terms				Cashout Refi	Owner Occ	49.66	49.66	40.432
5000325	3	1			3	[3] ROR Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90	43.6
5000326	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commitment Letter				Cashout Refi	Owner Occ	95	95	46.02
5000327	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Missing [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80
5000328	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	87.31	87.31
5000329	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Mortgage Broker Agreement [2] State - Missing Lock In Agreement [2] Initial TIL Missing	Incomplete HUD due to missing addendum attachment.	YES		Cashout Refi	Owner Occ	83.51	83.51	53.9
5000330	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Home Buyers Property Tax Payment Option [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Office of Finance, Treasury Division Finance Affidavit				Cashout Refi	Owner Occ	95	95	48.987
5000331	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor				Purchase	Owner Occ	80	100	30.448
5000332	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Application Disclosure Statement [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] State - Missing Loan Brokerage Disclosure Statement [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	31.66
5000333	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Home Buyers Property Tax Payment Option [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Written Acknowledgement of Delivery of the Note [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	46.55
5000334	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing [3] Missing Title Evidence [3] Missing Initial Application		3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Commitment Letter
[2]   State - Missing Consumer Disclosure Statement
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Adjustable Rate Loan Without Prepayment Penalty
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   State - Missing Tax Escrow Notice / Election of Property Tax Payment Method
[2]   Initial GFE Missing
[2]   Initial TIL Missing
								YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	98.15	98.15
5000335	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	99.17	99.17
5000336	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing Broker Agreement / Mortgage Loan Origination Agreement [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	85	85	49.45
5000337	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commitment Letter [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Dual Capacity Disclosure [2] State - Missing Choice of Settlement Agent Disclosure [2] State - Missing Appraisal Notice [2] State - Missing Agent's Certification As to the Validity of Power of Attorney and Agent's Authority				Cashout Refi	Owner Occ	93.75	93.75	47.661
5000338	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice				Cashout Refi	Owner Occ	100	100	52.11
5000339	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment				Cashout Refi	Owner Occ	65	65
5000340	3	3	[3] MI Missing [3] Missing Title Evidence [3] FHA Case Number Assignment Missing [2] Manufactured (Double-Wide)	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	97.75	97.75
5000341	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	90	90	49.96
5000342	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Commitment Letter				Cashout Refi	Owner Occ	80	80	22.47
5000343	3	3	[3] Credit Report Missing		3	[3] TIL Missing [3] ROR Missing [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90	50.9
5000344	3	1			3	[3] State Grace Period Below Minimum [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure	Grace period of 10 days is below the minimum of 15 days per the state of Missouri.			Rate/Term Refi	Owner Occ	90	90
5000345	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Dual Capacity Disclosure [2] State - Missing signed Notice of Mortgage Broker Fee [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	78.13	78.13	36.164
5000346	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment				Cashout Refi	Owner Occ	84.97	84.97	49.436
5000347	3	2	[2] Manufactured (Double-Wide)		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Incomplete [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note	Final HUD incomplete due to handwritten fees on page 2. Finance charges under disclosed by $313.62 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose an Origination fee of $350 as prepaid finance charge.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	90.35	31.07
5000348	3	3	[3] Credit Report Missing [3] Missing Initial Application		1					Rate/Term Refi	Owner Occ	48	48	32.33
5000349	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure				Purchase	Owner Occ	80	100	49.31
5000350	2	2	[2] Negam by Note Design		2	[2] Initial GFE Missing				Purchase	Investment Property	74.97	74.97	29.879
5000351	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ	80	95	28.483
5000352	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	70	90	41
5000353	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing or Incomplete Variable Rate Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	42.6
5000354	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Disclosure of Multiple Roles in a Consumer Real Estate Transaction				Purchase	Owner Occ	85	95	36.535
5000355	3	3	[3] Appraisal Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Violation Funding date is prior to or equals the ROR End Date [3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] State - Missing Anti-Coercion Notice [2] State - Missing Notice of Material Change of Mortgage Loan Terms	Finance charges under disclosed by $73.38 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. ROR executed by borrowers 02/XX/2006 with expiration of rescission period noted as 02/XX/2006. HUD reflects a funding date of 02/XX/2006 equal to the rescission period signature date, and 22 days of interest was collected which coincides with a 02/XX/2006 funding date. ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.
										Cashout Refi	Owner Occ	80	80	16.8
5000356	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Broker Agreement [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)				Cashout Refi	Owner Occ	85	85	49.8571
5000357	3	1			3	[3] TIL Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)		NO		Purchase	Investment Property	89.97	89.97
5000358	3	2	[2] Manufactured (Double-Wide)		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure	Finance charges under disclosed by $79.99 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. ROR executed by borrowers 05/XX/2005 with expiration of rescission period noted as 05/XX/2005. HUD reflects a funding date of 05/XX/2005, equal to the start of the rescission period, and 12 days of interest was collected which coincides with a 05/XX/2005 funding date.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	43.19
5000359	3	1			3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance	APR under disclosed by .2439 which exceeds the .125 tolerance. Finance charges under disclosed by $1313 which exceeds the $35 Tolerance for resign transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80
5000360	3	3	[3] MI Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Loan Brokerage Disclosure Statement	Finance charges under disclosed by $849.83 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95
5000361	3	3	[3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] Initial GFE Missing				Purchase	Owner Occ	60.99	100.99	40.9
5000362	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [3] Land Only	Per appraisal dated 5/18/2005 subject property is land only.	3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Second Home	80	80	46.651
5000363	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	63.43	63.43	43.87
5000364	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Mortgage Broker Agreement [2] State - Missing Lock In Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90	26.48
5000365	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3
[3]   State Grace Period Below Minimum
[3]   TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Application Disclsoure
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing Rate Lock Disclosure
[2]   State - YSP not disclosed on GFE and/or HUD as a dollar amount
[2]   State - Missing Notice of Right to Cancel Private Mortgage Insurance
[2]   State - Missing Fee Agreement for Loan Modification Services
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							Grace period of 7 days is below the minimum of 10 days per the state of Washington.	NO		Construction To Perm	Owner Occ	53.87	53.87	57.46
5000366	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Incomplete [2] State - Missing Choice of Attorney disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Incomplete ROR due to missing expiration date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	33.9
5000367	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Mortgage/DOT Incomplete [3] Missing Initial Application [3] Land Only	Mortgage incomplete due to mortgage in file is the rerecorded mortgage notarized 11/XX/2006 and recorded 12/XX/2006. THe file is missing the original mortgage. Per appraisal dated 07/15/2005, subject property is Land Only.	3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing		NO		Purchase	Investment Property	75	75	30.005
5000368	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Borrower Information Document [2] State - Missing Broker Agreement [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Collateral Protection Act Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Loan Brokerage Disclosure Statement [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $176.76 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	74.47	74.47	49.81
5000369	3	3	[3] Final Application Missing [3] Mortgage Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commitment Letter [2] Initial GFE Missing				Purchase	Investment Property	80	80	35.776
5000370	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Childhood Lead Poisoning Prevention [2] State - Missing Fire Prevention / Smoke Detector Certification and Indemnification Agreement				Purchase	Owner Occ	95	95	38.42
5000371	3	3	[3] MI Missing [3] FHA Case Number Assignment Missing	Case Query results provided do not indicate UFMIP was paid, FHA loan, missing MIC.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] Increase in 10% tolerance fees exceeds 10%
Finance charges under disclosed by $275.52 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a courier fee of $50, a wire fee of $20, or a closing protection letter fee of $25 as prepaid finance charges. In addition, the HUD charged $50 higher for the settlement/closing fee, and $130 higher for the recording service fee.
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $2144.13 and the total collected was $3262.33, resulting in an increase of $1,118.20 or 52.15%. This is due to the fact that GFE3 dated 06/28/2010 reflects an undocumented increase in Title services and Lender's title insurance from $300 to $1,197.80.
									Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	85	85	43.17
5000372					2	[2] Credit Score Disclosure Not Present				Purchase	Owner Occ
5000373					2	[2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
5000374					2	[2] Initial TIL Missing [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
5000375					2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
5000376					2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ
5000377					2	[2] Initial TIL Missing [2] Affiliated Business Doc Missing				Rate/Term Refi	Owner Occ
5000378					3	[3] Note P&I Does Not Equal Final TIL P&I	Note P&I does not equal Final TIL P&I. The Note reflects P&I of $4200.00 and the TIL reflects P&I of $4630.50. Monthly MI is $404.25.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ
5000379					1					Cashout Refi	Owner Occ
5000380					1					Cashout Refi	Owner Occ
5000381					1					Purchase	Owner Occ
5000382					2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
5000383					2	[2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
5000384					2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ
5000385					2	[2] Initial GFE Missing [2] Credit Score Disclosure Not Present				Cashout Refi	Owner Occ
5000386					3	[3] HUD-1 Missing [2] Affiliated Business Doc Missing		NO		Purchase	Owner Occ
5000387					3	[3] TIL Missing [3] HUD-1 Missing [2] Initial TIL Missing [2] GFE Missing [2] Affiliated Business Doc Missing		NO		Purchase	Owner Occ
5000388					3	[3] HUD-1 Missing		YES		Cashout Refi	Owner Occ
5000389					2	[2] Initial TIL Date not within 3 days of Initial Application Date				Purchase	Owner Occ
5000390					2	[2] Initial TIL Missing [2] GFE Missing				Purchase	Owner Occ
5000391					1					Cashout Refi	Owner Occ
5000392					2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
5000393					3	[3] HUD-1 Missing		YES		Cashout Refi	Owner Occ
5000394					1					Cashout Refi	Owner Occ
5000395					2	[2] Initial TIL Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
5000396					1					Cashout Refi	Owner Occ
5000397					3	[3] HUD-1 Missing [2] Initial TIL Missing		YES		Cashout Refi	Owner Occ
5000398					2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
5000399					2	[2] Initial TIL Missing				Cashout Refi	Owner Occ
5000400					1					Purchase	Owner Occ
5000401					1					Cashout Refi	Owner Occ
5000402					2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ
5000403					3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing
Finance charges are under disclosed by $321.51 which exceeds the $35 tolerance for refinance transactions.TIL itemization did not disclose the appraisal fee of $335, which was paid to an affiliate, as a finance charge.
									APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ
5000404					3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] Initial GFE Missing
Finance charges under disclosed by $199.79 which exceeds the $35 for refinance transactions.  TIL itemization shows the appraisal was paid to the appraiser; however, the final HUD shows the appraisal was paid to the Lender. No invoice found in file.1
									APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ
5000405					1					Cashout Refi	Owner Occ
5000406					2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
5000407					1					Rate/Term Refi	Owner Occ
5000408					2	[2] Initial TIL Missing [2] Initial GFE Missing				Cashout Refi	Owner Occ
5000409					2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
5000410					2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ
5000411					1					Rate/Term Refi	Owner Occ
5000412					1					Cashout Refi	Owner Occ
5000413	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Investment Property	80	80
5000414	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Investment Property	74.22	74.22
5000415					2	[2] Initial TIL Missing [2] GFE Missing [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
5000416					1					Rate/Term Refi	Owner Occ
5000417					1					Purchase	Owner Occ
5000418					2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ
5000419					1					Rate/Term Refi	Owner Occ
5000420					3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing	Finance charges under-disclosed by $380.21 which exceeds the $35 for refinance. TIL itemization did not disclose Appraisal fee $400 (affiliated to the lender) as finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ
5000421					2	[2] Initial TIL Missing [2] Initial GFE Missing				Rate/Term Refi	Owner Occ
5000422					2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ
5000423					2	[2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
5000424					2	[2] Initial TIL Missing				Cashout Refi	Owner Occ
5000425					1					Cashout Refi	Investment Property
5000426					1					Rate/Term Refi	Owner Occ
5000427					2	[2] Initial TIL Missing [2] Initial GFE Missing				Cashout Refi	Owner Occ
5000428					1					Cashout Refi	Owner Occ
5000429	3	3	[3] Credit Report Missing [3] Mortgage Missing [3] Appraisal Incomplete	Appraisal incomplete due to missing recertification of value. Appraisal report dated 6/1/2009, loan originated 10/XX/2009.	1					Rate/Term Refi	Investment Property	75	75	39.78
5000430	3	3	[3] Final Application Missing [3] Missing Title Evidence [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	20	100
5000431	3	3	[3] Missing Initial Application		3	[3] ROR Missing [2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	88.86
5000432	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $173.49 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a Title service fee of $176.49 as a prepaid finance charge. Initial GFE dated 03/22/2013 is not within 3 days of application 03/XX/2013. Initial TIL dated 03/22/2013 is not within 3 days of application 03/XX/2013 or the credit report that is dated 03/XX/2013. Loan is originated and closed by XXX		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Cashout Refi	Owner Occ	70	70	43.52
5000433	1	1			1					Rate/Term Refi	Owner Occ	80	80	42.413
5000434	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] Initial GFE Missing [2] Initial TIL Missing	HUD in file is a signed estimated copy.	YES		Cashout Refi	Owner Occ	70	70	48.677
5000435	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Cashout Refi	Owner Occ	89.19	89.19	33.6
5000436	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Note Incomplete [3] Missing Initial Application [2] # of Units >5	Loan is secured by 14 condo units. Note incomplete due to missing property address.	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   State Late Charge Not Standard
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
							Finance charges under disclosed by $3,269.02 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. Late charge fee of 10% exceeds the max allowed of 5% for the state of Illinois. ROR executed by borrowers 12/XX/1995 with expiration of rescission period noted as 12/XX/1995. HUD reflects a funding date of 12/XX/1995, equal to the rescission period expiration date, and 27 days of interest was collected which coincides with a 12/XX/1995 funding date.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
5000437	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing				Cashout Refi	Investment Property	80	80	29.993
5000438	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100	25.135
5000439	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Loan is subject to IL Predatory Lending Database Program	Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.			Cashout Refi	Owner Occ	99.02	99.02	53.334
5000440	3	2	[2] Combined Orig LTV >100% [2] Manufactured (Double-Wide)		3	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [2] Affiliated Business Doc Missing [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 4/24/2012; Adjusted Origination disclosed as $1244 increased at closing to $2942.98.  This is due to the fact that GFE2 dated 4/24/2012 reflects an undocumented increase in Charge for interest rate from $0 to $1701.96 therefore an undocumented increase in Adjusted Origination charges from $1244 to $2946.96.
No tolerance fees increased at closing: Charge for Interest Rate disclosed on the most recent binding GFE dated 01/30/2012 of $0 but final HUD discloses a credit of $1698.98.  This is due to the fact that GFE2 dated 4/24/2012 reflects an undocumented increase in Charge for interest rate from $0 to $1701.96 therefore an undocumented increase in Adjusted Origination charges from $1244 to $2946.96.
										Purchase	Owner Occ	103.55	103.55	44.084
5000441	1	1			1					Rate/Term Refi	Owner Occ	88.5	88.5	38.47
5000442	1	1			1					Cashout Refi	Owner Occ	68.11	68.11	32.82
5000443	3	3	[3] Final Application Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note, HUD, and/or payoff statement for subject property.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Agreement				Cashout Refi	Owner Occ	78.13	78.13	39.86
5000444	3	3	[3] Final Application Missing [3] Escrow Holdback [3] Missing Initial Application [2] Only Preliminary Title in File	HUD line 9999 reflect escrow pad for $200.	3	[3] HUD-1 Estimated [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Loan Commitiment [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Condominium Earthquake Insurance Disclosure [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Waiver of Title Insurance Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD in file is a signed and stamped estimated copy. ROR executed by borrowers 2/XX/2007 with expiration of rescission period noted as 3/XX/2007. Estimated HUD reflects a funding date of 02/XX/2007, and 1 day of interest was collected which coincides with a 02/XX/2007 funding date.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	61.9	61.9	49.05
5000445	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	75	75	54.965
5000446	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Commitment Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $1,787.53 which exceeds the $35 tolerance for refinance transactions. It appears the rounding method used by lender differs from rounding method on note.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	100	53.97
5000447	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Escrow Holdback [3] Missing Initial Application	HUD line 1311 reflects $4,100 escrow hold back for Geotech Survey and line 1312 reflects $400 escrow hold back for Drainage plan. Escrow agreements are not in file.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Broker Application Disclsoure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application [2] Initial GFE Missing [2] Initial TIL Missing				Construction To Perm	Owner Occ	78.83	78.83	39.13
5000448	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing MD Mandatory Arbitration Disclosure [2] State - Missing Disclosure of Seller-Paid Fees [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Credit Grantor Election				Purchase	Owner Occ	80	100	41.92
5000449	3	3	[3] Missing Initial Application		3	[3] ROR Missing [2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] State - Missing Tax Escrow Notice / Election of Property Tax Payment Method [2] HMDA-reportable rate spread (1/1/04-10/1/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	95	95	23.5
5000450	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Initial GFE dated 11/21/2013 is not within 3 days of application 11/XX/2013. Initial TIL dated 11/21/2013 is not within 3 days of application 11/XX/2013 or the credit report that is dated 11/XX/2013. Loan is originated and closed by XXX			Purchase	Owner Occ	95	95	26.5066
5000451	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		1					Purchase	Owner Occ	80	99.92	38.617
5000452	3	1			3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing MD Finance Agreement [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing MD Notice of Housing Counseling and Services disclosure [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	49.71	49.71	18.67
5000453	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Loan Rate Lock Commitment [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement [2] State - Missing Fire Prevention / Smoke Detector Certification and Indemnification Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100
5000454	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Rate Lock	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	84.27	84.27	45.73
5000455	3	3	[3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Cashout Refi	Owner Occ	66.15	66.15	22.94
5000456	2	1			2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] Initial TIL Missing				Purchase	Owner Occ	100	100	40.11
5000457	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] No tolerance fees increased at closing (Origination Charge) [3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges)
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 10/24/2010; Adjusted Origination disclosed as ($2581.43) increased at closing to $885.00. This is due to the fact that GFE3 dated 10/25/2010 reflects an undocumented increase in Origination charges from $7407.61 to $10,884.04  therefore an undocumented increase in Adjusted Origination charges from ($2581.43) to $895.00 and GFE4 dated 12/15/2010 reflects an undocumented increase in Credit for interest rate from ($9989.04) to ($9364.73) therefore an undocumented increase in Adjusted Origination charges from $895.00 to $1519.31.
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 10/24/2010 of ($9989.04) but final HUD discloses a credit of ($9364.73). This is due to the fact that GFE3 dated 10/25/2010 reflects an undocumented increase in Origination charges from $7407.61 to $10,884.04  therefore an undocumented increase in Adjusted Origination charges from ($2581.43) to $895.00 and GFE4 dated 12/15/2010 reflects an undocumented increase in Credit for interest rate from ($9989.04) to ($9364.73) therefore an undocumented increase in Adjusted Origination charges from $895.00 to $1519.31.
No tolerance fees increased at closing: Origination charges increased from most recent binding GFE dated 10/24/2010; Origination charges disclosed as $7407.61 increased at closing to $10,249.73. This is due to the fact that GFE3 dated 10/25/2010 reflects an undocumented increase in Origination charges from $7407.61 to $10,884.04  therefore an undocumented increase in Adjusted Origination charges from ($2581.43) to $895.00 and GFE4 dated 12/15/2010 reflects an undocumented increase in Credit for interest rate from ($9989.04) to ($9364.73) therefore an undocumented increase in Adjusted Origination charges from $895.00 to $1519.31.
										Rate/Term Refi	Owner Occ	54.58	54.58	39.78
5000458	3	3	[3] Credit Report Missing		2	[2] State - Missing Fair Lending Notice [2] State - Missing Loan Commitiment [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Notice to Cosigner				Rate/Term Refi	Owner Occ	60.92	60.92	16
5000459	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present	Initial GFE dated 6/8/2012 is not within 3 days of application 4/XX/2012. Initial TIL dated 6/8/2012 is not within 3 days of application 4/XX/2012 or the credit report that is dated 4/XX/2012. Loan is originated and closed by XXX The APR on the initial TIL (4.125) is greater than .125 less than the APR on the Final TIL (4.708). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	96.5	96.5	51.07
5000460	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	55.45	55.45	48.215
5000461	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	90	90	40.24
5000462	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] HUD-1 Incomplete	Final HUD not executed by the borrower or certified by the settlement agent.	NO		Purchase	Second Home	89.99	89.99
5000463	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		1					Purchase	Second Home	70	70	34.98
5000464	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice to Cosigner	Initial GFE dated 9/2/2010 is not within 3 days of application 08/XX/2010. Initial TIL dated 9/2/2010 is not within 3 days of application 8/XX/2010. There is No evidence in file as to when the lender received the application from the broker.			Rate/Term Refi	Owner Occ	78.8	78.8	43.6
5000465	3	3	[3] MI Missing	VA loan, missing LGC.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note	Initial GFE dated 4/15/2013 is not within 3 days of application 3/XX/2013. Initial TIL dated 4/15/2013 is not within 3 days of credit report that is dated 3/XX/2013. Loan is originated and closed by XXX			Purchase	Owner Occ	100	100	40.32
5000466	3	3	[3] Credit Report Missing		3	[3] HELOC Underdislosed Finance Charge [2] Initial GFE Missing [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment	Finance charges under disclosed by $350. HELOC agreement does not disclose a closing fee of $300 or a Courier Fee for $50 and prepaid finance charges.		1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.The loan is outside the SOL.	HELOC	Owner Occ	86.98	86.98	53.9
5000467	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	84.49	84.49	59
5000468	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	83.25	83.25
5000469	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Note Missing [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)		YES		Purchase	Owner Occ	95	95	32.371
5000470	3	3	[3] Missing Initial Application		3
[3]   Note Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
								NO		Purchase	Owner Occ	95	97.46	32.5
5000471	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Missing [2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	86.58	86.58
5000472	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Notice of Choice of Agent or Insurer				Cashout Refi	Owner Occ	75	75	48.995
5000473	2	1			2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   Initial GFE Missing
[2]   Initial TIL Missing
										Cashout Refi	Owner Occ	58.82	58.82
5000474	3	3	[3] Appraisal Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice				Cashout Refi	Owner Occ	100	100
5000475	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Borrower Interest Worksheet [2] State - Missing Mortgage Loan Rate Lock Commitment [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] Initial TIL Missing				Cashout Refi	Owner Occ	95	95
5000476	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by 1.7518 which exceeds the .125 tolerance. Finance charges under disclosed by $73,213.80 which exceeds the $35 tolerance for refinance transactions. Lender TIL reflects decreasing payments for a Pay Right Rewards Program that assumes each payment will be made on time; however, audited TIL makes no assumption of on-time payments.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	84.3	84.3
5000477	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Choice of Agent or Insurer				Purchase	Owner Occ	80	80
5000478	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information. Final application missing page 3 of 4.	3	[3] TIL Incomplete [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present	Final TIL was signed by the borrower at closing, however, reflects estimated finance charges and total payment figures. ROR executed by borrowers 6/XX/2007 with expiration of rescission period noted as 7/XX/2007. HUD reflects a funding date of 6/XX/2007, prior to the rescission period expiration date, and 0 days of interest was collected which coincides with a 6/XX/2007 funding date.	TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80.14	80.14
5000479	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application [2] Combined Orig LTV >100%		3
[3]   HUD-1 Incomplete
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
							Final HUD incomplete due to not being signed or stamped by settlement agent.	YES		Cashout Refi	Owner Occ	103.09	103.09
5000480	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	103.03	103.03
5000481	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Owner Occ	89.85	89.85	33.759
5000482	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing				Purchase	Owner Occ	95	95
5000483	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date				Purchase	Owner Occ	89	100	33
5000484	2	2	[2] Only Preliminary Title in File		2	[2] Credit Score Disclosure Not Present [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	88	88
5000485	2	1			2	[2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Loan Brokerage Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	80
5000486	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Notice to Cosigner [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	44.122
5000488	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	88.5	88.5	42
5000489	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
[2]   Initial GFE Missing
[2]   Initial TIL Missing
								YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
5000490	3	3	[3] Final Application Missing		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] Initial TIL Missing				Purchase	Owner Occ	95	95
5000494	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Title Evidence [3] Note Incomplete [3] Missing Initial Application	Note incomplete due to missing page 2 of 2.	3	[3] Note P&I Does Not Equal Final TIL P&I [3] ROR Missing [2] Affiliated Business Doc Missing [2] State - Missing Attorney/Insurance Preference Dislcosure [2] State - Missing Agency to Receive Borrower Complaints [2] State - Missing Notice to Cosigner [2] State - Missing Mortgage Broker Fee Agreement for Financial Services [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	94.25	94.25
5000496	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	61.62	61.62
5000497	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to, missing previous note, payoff statement for subject property, and HUD1 for subject property.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
5000499	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Notice of Choice of Agent or Insurer	Finance charges under disclosed by $347.52 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing attorney fee of $300 as prepaid finance charges; as well as TIL itemization only disclosed closing settlement fee in the amount of $200, however, final HUD reflects $250.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	41.05
5000500	2	1			2	[2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Collateral Protection Act Disclosure [2] State - Missing Notice of Choice of Agent or Insurer				Rate/Term Refi	Owner Occ	64.52	87.1	48.88
5000501	3	3	[3] Final Application Missing [3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] State - Missing Borrower Information Document [2] State - Missing Broker Agreement [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement				Rate/Term Refi	Owner Occ	54.67	54.67	44
5000503	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $266.80 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	99.32	99.32	34.982
5000506	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Freedom to Choose Insurance Provider disclosure				Purchase	Owner Occ	80	100	48.02
5000507	1	1			1					Purchase	Owner Occ	80	80	39.2
5000511	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Incorrect Form - Non Lender to Lender Not On H8/G8 [2] State - Missing Tax Escrow Notice / Election of Property Tax Payment Method [2] Initial TIL Missing [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment	Finance charges under disclosed by $179.75 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. ROR incorrect form used for non lender to lender refinance, H8 or G8 form not used.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.
										Rate/Term Refi	Owner Occ	87.11	87.11	18.69
5000513	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Broker Agreement [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Adjustable Rate Loan Without Prepayment Penalty				Purchase	Owner Occ	97	97
5000514	3	3	[3] Note Incomplete [3] Land Only [2] Subject is Unique Property	Note incomplete due to missing property street address. Per appraisal dated 9/15/2006, subject property is land.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $523.07 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Vacant	65	65	27
5000516	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial TIL Missing
										Rate/Term Refi	Owner Occ	100	100	42.58
5000517	3	3	[3] Final Application Missing [3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	36.06
5000518	3	3	[3] Application Incomplete [3] Missing Initial Application [2] Combined Orig LTV >100%	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	125	44.19
5000519	3	3	[3] Application Incomplete [3] Missing Initial Application [2] Combined Orig LTV >100%	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	125	46.835
5000520	3	3	[3] Missing Initial Application		2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	49.98
5000521	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	56.91	56.91	24.22
5000522	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	65	65	53.67
5000524	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing				Purchase	Investment Property	80	80	31.5
5000525	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Real Property Recordation and Transfer Tax (Form FP 7/C) [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Mortgage Disclosure Form				Cashout Refi	Investment Property	80	80	36
5000528	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $150 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95
5000529	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100
5000534	3	3	[3] Initial Application Unsigned		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	80	100	36.72
5000535	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] ROR Missing [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	93.95	93.95
5000536	2	1			2	[2] State - Missing MD Mandatory Arbitration Disclosure [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Office of Finance, Treasury Division Finance Affidavit				Rate/Term Refi	Owner Occ	59.1	85.55	33.7
5000538	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan				Purchase	Owner Occ	94.94	94.94	62.18
5000539	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Appraisal Notice [2] State - Missing Rate Lock Agreement [2] State - Missing Agreement Concerning Nonrefundability of Advance Fee [2] State - Missing Private Mortgage Insurance Notice [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
5000540	3	1			3	[3] Rescission Period under 3 days [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage	ROR executed by borrowers 4/XX/2006 with expiration of rescission period noted as 4/XX/2006, only providing borrower with a 2 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	88	47.54
5000541	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] Initial TIL Missing				Cashout Refi	Owner Occ	98.23	98.23
5000542	3	3	[3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Cashout Refi	Owner Occ	66.92	66.92
5000543	3	3	[3] MI Missing	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Commitment [2] State - Missing Tax Escrow Account Designation [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	95	95	56.95
5000544	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] HUD-1 Incomplete [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final HUD incomplete due to missing page 3. Missing itemization of line 811. All fees were tested. ROR executed by borrowers 6/XX/2007 with expiration of rescission period noted as 6/XX/2007. HUD reflects a funding date of 6/XX/2007, equal to the rescission period expiration date, and 10 days of interest was collected which coincides with a 6/XX/2007 funding date.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	61.29	61.29	44.23
5000545	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Fair Lending Notice [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	73.44	89.69	34.47
5000546	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] State - Missing Collateral Protection Act Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	45.66
5000547	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	100	100
5000548	3	1			3	[3] State Late Charge Not Standard [3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] Initial GFE Missing [2] Initial TIL Missing	Finance charge under disclosed by $1,337.43, which exceeds the $35 tolerance for refinance transactions. Closing instructions reflect an Index used of 3.36% and the lowest Index available within the look back period was 3.43125%.. Late charge fee of 6% exceeds the max allowed of 5% for the state of Alabama.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90	23.17
5000549	3	3	[3] Final Application Missing [3] P&I stated and calculated exceeds tolerance 0.05 [3] Initial Application Incomplete	Initial application incomplete due to bottom sections of all pages are cut off. P&I (929.39) exceeds standard variance (0.05) with calculated P&I (927.73) Current Variance 1.66. Accural method not disclosed on NOTE.	3	[3] HUD-1 Incomplete [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final HUD incomplete due to not being signed by the borrower and bottom section is cut off, all fees were not captured.	YES		Rate/Term Refi	Owner Occ	55.35	55.35
5000550	3	3	[3] Final Application Missing [3] Missing Title Evidence		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing	Final HUD incomplete due to not being signed by the borrower as bottom of pages are cut off, all fees were able to be captured from the HUD. Finance charges under disclosed by $65 which exceeds the $35.00 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	81.9	81.9
5000551	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] P&I stated and calculated exceeds tolerance 0.05 [3] Initial Application Incomplete	Appraisal incomplete due to all pages being cut off at bottom. Initial application is incomplete due to top of page being cut off with the origination entity information P&I (1507.97) exceeds standard variance (0.05) with calculated P&I (1504.36) Current Variance: 3.61. Accural method not disclosed on NOTE.	3	[3] HUD-1 Incomplete [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer [2] Credit Score Disclosure Not Present	Final HUD incomplete due to not being signed by the borrower as bottom of pages are cut off, all fees were able to be captured from the HUD.	YES		Purchase	Owner Occ	88.89	88.89
5000552	3	3	[3] Application Unsigned [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] HUD-1 Incomplete [3] Prepayment Penalty Type Not Standard [2] State - Missing Non Agency Disclosure [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14	Final HUD not signed by the borrower or stamped by settlement agent. Prepayment penalty is a charge of $475 for a term of 36 months. Prepayment penalty expires 03/20/2016. Originating institution is XXX	YES		Cashout Refi	Owner Occ	89.99	136.24	43.38
5000553	3	3	[3] Balloon Under 7 Years	Balloon term per the note is 3 years.	3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final HUD incomplete due to not being signed by the borrower and bottom section is cut off, all fees were not captured.	YES		Rate/Term Refi	Owner Occ	92.87	92.87	49
5000554	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Affiliated Business Doc Missing [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] State - Missing Lock-In Agreement [2] Initial TIL Missing	Finance charges under disclosed by $ 230 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $150, and 2 courier fees of $40 and $30 as prepaid finance charges. ROR executed by borrowers 06/XX/2003 with expiration of rescission period noted as 06/XX/2003. HUD reflects a funding date of 06/XX/2003, equal to the rescission period expiration date, and 20 days of interest was collected which coincides with a 06/XX/2003 funding date.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	70.89	70.89	50.43
5000555	3	3	[3] Missing Initial Application		1					Cashout Refi	Owner Occ	84.62	84.62	33.79
5000556	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	100	100	36.66
5000557	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $7,593.54 which exceeds the $35 tolerance for refinance transactions. Closing instructions were not located to indicate the Index used at closing. The lowest Index available within the look-back period is 4.3475%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	100.54	100.54	49.33
5000558	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Evidence of Single Premium Credit Insurance With Disclosure [2] Initial TIL Missing	Evidence of joint credit life insurance with a monthly payment of $154.43 and annual premium of $1,848.14. Insurance is optional.			Cashout Refi	Owner Occ	53.62	53.62
5000559	3	2	[2] Negam by Note Design		3	[3] TIL Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)		YES		Cashout Refi	Owner Occ	89.99	89.99	31.865
5000560	3	3	[3] MI Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Pre-Application Disclosure Statement [2] State - Missing Fair Credit Reporting Act Notice				Purchase	Owner Occ	90	90
5000561	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Notice to Cosigner
[2]   Initial GFE Missing
[2]   Initial TIL Missing
								YES		Purchase	Owner Occ	80	100
5000562	3	3	[3] Appraisal Missing [3] Note Incomplete	Incomplete note due to missing zip code.	2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing				Cashout Refi	Owner Occ	80	80	12.26
5000563	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Attorney Disclosure [2] State - Missing Domestic Partnership Affidavit [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $125.11 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100	38.89
5000564	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Borrower/Prospective Borrower / Homeowner Protection Notice [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)				Purchase	Owner Occ	95	95	38.69
5000565	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] Initial TIL Missing				Cashout Refi	Owner Occ	99.19	99.19
5000566	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $120 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	63.055
5000567	3	3	[3] Missing Initial Application		2	[2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation				HELOC	Owner Occ	79.79	79.79
5000568	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Waiver of Borrower's Rights [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	110.32	110.32	46.47
5000569	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $139.09 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	89.96	89.96	19.206
5000570	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure				Purchase	Owner Occ	90	90	36
5000571	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	44.9	44.9	52.67
5000572	3	3	[3] Missing Initial Application		2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial TIL Missing
										Cashout Refi	Owner Occ	85	85	16.41
5000573	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	68.41	68.41
5000574	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80
5000575	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Estimated HUD in file is executed by the borrower and certified by the settlement agent.	YES		Purchase	Owner Occ	80	100	50.32
5000576	3	3	[3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	95.47	95.47	23.09
5000577	2	1			2	[2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	75	100	28
5000578	3	3	[3] Appraisal Missing		3	[3] TIL Missing [3] HUD-1 Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment		NO		Purchase	Owner Occ	79.97	99.99
5000579	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Pre-Application Dislcosure [2] Initial TIL Missing	Finance charges under disclosed by $91.37 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an application fee of $100 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80.82	80.82
5000580	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE				Cashout Refi	Owner Occ	98.33	98.33	49.81
5000581	3	3	[3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to missing previous note, HUD, and/or payoff statement for subject property.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Rate Lock [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $134.06 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a tax service fee of $50 and under disclosed interim interest by $243.34 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100	48.95
5000582	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Statutory Authority Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.86	79.86	21
5000583	3	3	[3] Appraisal Missing		3	[3] State Late Charge Not Standard [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachussets.			Cashout Refi	Owner Occ	84.98	84.98
5000584	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing				Purchase	Investment Property	90	90
5000585	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Rate Lock [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	60	60
5000586	3	1			3	[3] HUD-1 Incomplete [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Lock In Agreement [2] State - Missing Initial Tax Authorization Notice [2] Initial GFE Missing [2] Initial TIL Missing	Final HUD incomplete due to line 902 reflects mortgage insurance premium however invoice in file reflects homeowner's insurance.	NO		Purchase	Owner Occ	97	97	48.26
5000587	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure				Purchase	Owner Occ	95	95	47.06
5000588	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] TIL Missing [3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	90
5000589	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [3] TIL Incomplete [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure [2] State - Missing Choice of Settlement Agent Disclosure [2] State - Missing Appraisal Notice [2] Initial TIL Missing	Final TIL incomplete due not being signed or dated by the borrower.	NO		Purchase	Owner Occ	80	80
5000590	3	1			3	[3] TIL Missing [3] HUD-1 Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice [2] State - Missing Oral Agreement Notice		NO		Purchase	Owner Occ	99.55	99.55	44.4
5000591	3	1			3	[3] TIL Incomplete [2] State - Missing MD Finance Agreement [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Final TIL incomplete due to missing borrowers signature or initials and date.	NO		Purchase	Owner Occ	100	100
5000592	3	3	[3] Credit Report Missing		3	[3] TIL Incomplete [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	Final TIL incomplete due to missing borrower signature and date.	NO		Purchase	Owner Occ	100	100	51.15
5000593	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	61.63	61.63
5000594	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure				Purchase	Owner Occ	90	90	34.15
5000595	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	95	95	46.456
5000596	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing				Purchase	Owner Occ	93	93
5000597	3	3	[3] Final Application Missing [3] Note Incomplete [3] Missing Initial Application	Note incomplete due to bottom portion of pages being cut off.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	80	44.355
5000598	3	3	[3] MI Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $10,037.60 which exceeds the $100 tolerance for purchase transactions. Under disclosure appears to be due to MI collected for 161 payments ($1278.41)compared to the audit calculated payments through 120 months ($1278.06) and 49 months ($1180.49), further, the final monthly principal and interest payment from years 162 through the life of the loan ($1083.28) failed to equate to the Note principal and interest payment of $1153.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	53.03
5000599	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Attorney General Information Statement [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Statutory Authority Disclosure				Cashout Refi	Owner Occ	95	95	38.17
5000600	3	3	[3] Final Application Missing [3] Missing Initial Application		2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
										Cashout Refi	Owner Occ	76.92	76.92
5000601	3	3	[3] Credit Report Missing [3] MI Missing [3] Missing Initial Application	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Commitment Letter [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] State - Missing Tax Escrow Notice / Election of Property Tax Payment Method [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $47.56 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a wire fee $25.00 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	97.87	97.87
5000602	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement [2] State - Missing Appraisal Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	35
5000603	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	54.83
5000604	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Real Property Recordation and Transfer Tax (Form FP 7/C) [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Mortgage Disclosure Form [2] Initial GFE Missing				Cashout Refi	Owner Occ	80	90	29.82
5000605	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Attorney General Information Statement [2] Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment				Rate/Term Refi	Owner Occ	100	100	41.32
5000606	2	1			2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
										Rate/Term Refi	Owner Occ	90	90	43.92
5000607	3	3	[3] Final Application Missing [3] MI Missing [3] Missing Initial Application	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
[2]   Initial TIL Missing
										Rate/Term Refi	Owner Occ	97.75	97.75	42.91
5000608	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $90.50 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Lender credit on line 206 for $625 which is un-itemized therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	95	95	39.13
5000609	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Automated Valuation Model Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Condominium Earthquake Insurance Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Loan Modification Disclosure [2] State - Missing Notice to Cosigner [2] State - Missing Waiver of Title Insurance Disclosure [2] Initial TIL Missing				Purchase	Owner Occ	80	100	39.59
5000610	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement [2] State - Missing Appraisal Notice				Purchase	Owner Occ	55.99	55.99	63.3
5000611	3	3	[3] Credit Report Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Broker Agreement [2] State - Missing Consumer Disclosure Statement [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Adjustable Rate Loan Without Prepayment Penalty [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] State - Missing Tax Escrow Notice / Election of Property Tax Payment Method [2] Initial GFE Missing				Cashout Refi	Owner Occ	75	75	53.71
5000612	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	49.6
5000613	3	3	[3] Final Application Missing [3] Missing Initial Application		3
[3]   HUD-1 Estimated
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							Estimated HUD in file is not executed by the borrower or certified by settlement agent.	YES		Rate/Term Refi	Owner Occ	90	90
5000614	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	100	100	36.94
5000616	3	3	[3] Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Borrower Information Document [2] State - Missing Broker Agreement [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Brokerage Disclosure Statement [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $74.25 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	79.15	93.96	43.98
5000659	3	1			3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)	ROR executed by borrower 10/XX/2014 with expiration of rescission period noted as 10/XX/2014. HUD reflects a funding date of 10/XX/2014, equal to the rescission period expiration date, and 2 days of interest was collected which coincides with a 10/XX/2014 funding date.		ROR - 3yrs for rescindable transactions. The loan is within the SOL.	Rate/Term Refi	Owner Occ	95	95	33.07	Safe Harbor QM (Temporary Definition)
5000660	3	3	[3] Credit Report Missing [3] Hazard Missing [3] Mortgage Missing [3] Other Guideline Issue [3] Fraud Detection Tool Not Utilized By Originator [2] Combined Orig LTV >100%	Missing approval for subject lien, only AUS approval for senior lien was provided.	3	[3] TIL Missing [2] State - Missing Rate Lock [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by (XXX). JCIII is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								YES		Purchase	Owner Occ	4	102.19		Unable to Determine Due to Missing Documentation
5000661	3	3	[3] Fraud Detection Tool Not Utilized By Originator [3] Credit Report Incomplete [2] DU identified Potential Red Flag(s); Conventional File [2] >6 Months Marketing - Yes [2] File Contains Letters of Explanation [2] Declining Values/Market	Missing the 03/19/2014 Credit report for borrower XXX. Per appraisal, property is located in an area with Declining Values. Potential Red Flags: This loan has experienced an unusually high number of submissions. Excessive submissions can indicate improper manipulation of loan application data. We recommend that you review the loan application to ensure accuracy. No issues were found.	2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure [1] Loan Exempt from ATR Rule [1] TILA Designation: ATR Exempt				Rate/Term Refi	Investment Property	33.06	33.06	48.19	ATR Exempt
5000662	3	3	[3] Fraud Detection Tool Not Utilized By Originator [2] DU identified Potential Red Flag(s); Conventional File [2] File Contains Letters of Explanation	Potential Red Flags: The Desktop Underwriter collateral assessment model indicates that the submitted sales price for this purchase money transaction appears to have an excessive rate of appreciation based on analysis of a recent prior sale of the subject property. The lender should carefully review the appraisal for this transaction. No issues were found.	1	[1] Loan Exempt from ATR Rule [1] TILA Designation: ATR Exempt				Purchase	Investment Property	75	75	43.39	ATR Exempt
5000663	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] HMDA-reportable rate spread (10/1/09 and later)				Rate/Term Refi	Investment Property	72.19	72.19	49.74
5000664	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [3] TIL Missing [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing	Final HUD not executed by the borrower or certified by the settlement agent.	YES		Cashout Refi	Owner Occ	100	100
5000665	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Attorney General Information Statement [2] Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure [2] State - Missing Statutory Authority Disclosure	Finance charges under disclosed by $43.98 which exceeds the $35 tolerance for refinance transactions. Under disclosure due to TIL has MI dropping off at 115 months and the calculated figures have MI dropping off at 116 payments.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90	32.293
5000666	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze				Cashout Refi	Owner Occ	59.78	59.78	35.383
5000667	3	3	[3] MI Missing	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement				Cashout Refi	Owner Occ	85.85	85.85	35.17
5000668	3	3	[3] MI Missing	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $570.52 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. There is a lender credit on line 204 of the HUD for $1649.25 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	94.61	94.61
5000669	3	3	[3] Appraisal Missing		2	[2] State - Missing KY Notification to New Homeowners				Purchase	Investment Property	80	80	28.35
5000670	3	3	[3] Hazard Missing [2] Combined Orig LTV >100% [2] Borrower Yrs-in-Home <1	Missing Homeowners Insurance Policy.	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Lock In Agreement [1] HUD QM APR Test - APR below HUD QM APR Threshold: Safe Harbor [1] QM Loan - HUD QM Rule [1] TILA Designation: Safe Harbor QM - HUD QM Rule				Purchase	Owner Occ	95.44	105.5	29.9	Safe Harbor QM - HUD QM Rule
5000671	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] Initial GFE Missing				Purchase	Owner Occ	80	80
5000672	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] Initial GFE Missing				Construction To Perm	Owner Occ	100	100
5000673	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	72.29	72.29
5000674	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Note Incomplete [3] Missing Initial Application	Note incomplete due to missing page 4 of 4.	3	[3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] Initial GFE Missing		NO		Purchase	Investment Property	100	100
5000675	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] Initial GFE Missing [2] Initial TIL Missing		NO		Construction To Perm	Owner Occ	41.52	41.52
5000676	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Note Incomplete [3] Missing Initial Application	Note in file is incomplete due to missing Index on Note and/or Note Rider.	3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	80	80
5000677	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal is done subject to completion; however there is no completion cert in file.	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing				Construction To Perm	Investment Property	77.58	77.58
5000678	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $310 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	79.99	79.99
5000679	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to bottom portion of pages being cut off; missing origination entity information.	3	[3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	43.3238
5000680	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to bottom portion of all pages being cut off.	3	[3] TIL Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	80	80
5000681	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [3] TIL Missing [2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing	Final HUD not executed by the borrower or certified by the settlement agent.	NO		Purchase	Owner Occ	80	80